Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, plant and equipment [abstract]
Detailed Information about Property, Plant and Equipment

	Exploration and Production			Oil Sands Mining and Upgrading	Midstream and Refining	Head Office	Total
	North America	North Sea	Offshore Africa
Cost
At December 31, 2023	$83,483	$8,606	$4,409	$49,375	$484	$566	$146,923
Additions	3,440	352	205	2,103	11	41	6,152
Acquisition of Chevron's assets	2,585	—	—	6,316	—	—	8,901
Transfers from exploration and evaluation assets	45	—	—	7	—	—	52
Derecognitions (1)	(589)	(18)	—	(456)	—	—	(1,063)
Foreign exchange adjustments and other	—	791	409	—	—	—	1,200
At December 31, 2024	88,964	9,731	5,023	57,345	495	607	162,165
Additions/Acquisitions, net	4,447	1,223	547	1,841	8	92	8,158
Transfers from exploration and evaluation assets	21	—	—	14	—	—	35
Derecognitions (1)	(536)	(1,207)	—	(814)	—	—	(2,557)
AOSP mines acquisition (100%) (2)	—	—	—	15,488	—	—	15,488
AOSP mines disposition (90%) (2)	—	—	—	(12,087)	—	—	(12,087)
Scotford and Quest disposition (10%) (2)	—	—	—	(1,217)	—	—	(1,217)
Foreign exchange adjustments and other	—	(477)	(254)	—	—	—	(731)
At December 31, 2025	$92,896	$9,270	$5,316	$60,570	$503	$699	$169,254

Accumulated depletion and depreciation
At December 31, 2023	$58,840	$8,382	$3,358	$11,105	$213	$444	$82,342
Expense	3,741	96	192	2,086	16	26	6,157
Derecognitions (1)	(589)	(18)	—	(456)	—	—	(1,063)
Recoverability charge	—	160	—	—	—	—	160
Foreign exchange adjustments and other	18	772	335	30	—	—	1,155
At December 31, 2024	62,010	9,392	3,885	12,765	229	470	88,751
Expense	4,470	92	97	2,538	17	31	7,245
Derecognitions (1)	(536)	(1,207)	—	(814)	—	—	(2,557)
AOSP mines disposition (90%) (2)	—	—	—	(2,656)	—	—	(2,656)
Scotford and Quest disposition (10%) (2)	—	—	—	(206)	—	—	(206)
Recoverability charges	—	1,462	269	—	—	—	1,731
Foreign exchange adjustments and other	(4)	(469)	(216)	(10)	—	—	(699)
At December 31, 2025	$65,940	$9,270	$4,035	$11,617	$246	$501	$91,609

Net book value
At December 31, 2025	$26,956	$—	$1,281	$48,953	$257	$198	$77,645
At December 31, 2024	$26,954	$339	$1,138	$44,580	$266	$137	$73,414
(1)An asset is derecognized when no future economic benefits are expected to arise from its continued use.
(2)Components of the AOSP asset swap are discussed below.

Detailed Information about Identifiable Net Assets Acquired, and Fair Value of Consideration Exchanged
The following provides a summary of 100% of the identifiable net assets acquired, and the fair value of the consideration exchanged:

($ millions)	Net assets acquired	Purchase consideration/previously held interests	Net

Fair value of the Company's interests in the AOSP mines (1) (2)	$15,488	$(13,939)	$1,549
Asset retirement obligation	(685)	616	(69)
Fair value, net of asset retirement obligation	14,803	(13,323)	1,480

Fair value of a 10% interest in Scotford and Quest (2)	—	(1,475)	(1,475)
Cash	153	59	212
Other working capital	8	60	68
Lease assets	1,510	—	1,510
Lease liabilities	(1,510)	—	(1,510)
Deferred income tax liability	(268)	—	(268)
	$14,696	$(14,679)	$17

Non-cash gain on disposition of a 10% interest in Scotford and Quest			464
Non-cash gain on remeasurement of the Company's 90%, pre-existing interest in the AOSP mines			4,508
Gain on acquisition, disposition, and remeasurement			$4,989
(1)Net assets acquired represent a 100% interest in the AOSP mines, and purchase consideration and previously held interests represent a 90% interest in the AOSP mines.
(2)The Company determined the fair value of the AOSP mines, Scotford and Quest, using an estimate of future cash flows discounted at approximately 18%, with reference to comparable market transactions.

Disclosure of Detailed Information about Asset Acquisition
The following provides a summary of the net assets acquired relating to the acquisition:

Property, plant and equipment	$8,901
Exploration and evaluation assets	320
Working capital	115
Asset retirement obligations	(173)
Net assets acquired	$9,163